<LETTERHEAD>
First Data Investor Services Group, Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(610) 239-4500
June 12, 1998


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004


Re:	The Sports Funds Trust (the "Registrant")
No. 033-42583
No. 811-08563

Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Pre-Effective Amendment to the Registration Statement on Form N-1A, which was filed and transmitted electronically via EDGAR on May 29, 1998.

Please contact the undersigned at the above number should you have any questions.

Sincerely,



/S/ William J. Baltrus
William J. Baltrus
Manager, Corporate Compliance Administration